Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2012	2011	2010	2012	2011	2010	2012	2011	2010
Defined benefit pension plans	$(526)	$(774)	$(949)	$1,040	$734	$541	$515	$(40)	$(408)
Retention Plan	18	15	14	—	—	—	18	15	14
Total defined benefit pension plans (income)/cost	$(507)	$(759)	$(935)	$1,040	$734	$541	$533	$(25)	$(394)
IBM 401(k) Plus Plan and Non-U.S. plans	$857	$875	$882	$621	$608	$527	$1,478	$1,483	$1,409
Excess 401(k)	29	30	20	—	—	—	29	30	20
Total defined contribution plans cost	$885	$905	$902	$621	$608	$527	$1,506	$1,513	$1,430
Nonpension postretirement benefit plans cost	$268	$269	$281	$82	$76	$66	$350	$345	$347
Total retirement-related benefits net periodic cost	$646	$415	$248	$1,743	$1,418	$1,134	$2,389	$1,832	$1,382

Summary of the total projected benefit obligation (PBO) for defined benefit plans, accumulated postretirement benefit obligation (APBO) for nonpension postretirement benefit plans (benefit obligations), fair value of plan assets and the associated funded status

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2012	2011	2012	2011	2012	2011
U.S. Plans
Underfunded plans
Qualified PPP	$54,907	$52,318	$53,630	$51,218	$(1,277)	$(1,100)
Excess PPP	1,576	1,462	—	—	(1,576)	(1,462)
Retention Plan	327	305	—	—	(327)	(305)
Nonpension postretirement benefit plan	5,282	5,273	433	38	(4,849)	(5,235)
Total underfunded U.S. plans	$62,092	$59,358	$54,063	$51,256	$(8,029)	$(8,102)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$6,944	$13,169	$7,889	$16,011	$945	$2,843
Nonpension postretirement benefit plans	12	7	12	7	0	0
Total overfunded non-U.S. plans	$6,956	$13,175	$7,901	$16,018	$945	$2,843
Underfunded plans
Qualified defined benefit pension plans	$35,956	$24,659	$30,169	$19,351	$(5,788)	$(5,308)
Nonqualified defined benefit pension plans	6,418	5,033	—	—	(6,418)	(5,033)
Nonpension postretirement benefit plans	1,007	894	107	105	(900)	(789)
Total underfunded non-U.S. plans	$43,381	$30,587	$30,276	$19,456	$(13,106)	$(11,131)
Total overfunded plans	$6,956	$13,175	$7,901	$16,018	$945	$2,843
Total underfunded plans	$105,473	$89,944	$84,338	$70,712	$(21,134)	$(19,232)

*               Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2012	2011	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at January 1	$54,085	$51,293	$42,861	$42,584	$5,273	$5,123	$901	$872
Service cost	—	—	443	505	36	33	14	11
Interest cost	2,196	2,456	1,779	1,843	200	236	64	67
Plan participants’ contributions	—	—	47	53	200	228	—	—
Acquisitions/divestitures, net	0	(0)	26	(48)	2	(0)	0	(1)
Actuarial losses/(gains)	3,810	3,551	6,365	812	104	244	76	47
Benefits paid from trust	(3,184)	(3,121)	(1,987)	(1,995)	(551)	(623)	(6)	(7)
Direct benefit payments	(97)	(95)	(454)	(462)	(35)	(32)	(27)	(27)
Foreign exchange impact	—	—	77	(423)	—	—	(24)	(60)
Medicare/Government subsidies	—	—	—	—	53	65	—	—
Amendments/curtailments/settlements/other	—	—	161	(8)	—	—	21	—
Benefit obligation at December 31	$56,810	$54,085	$49,319	$42,861	$5,282	$5,273	$1,019	$901
Change in plan assets
Fair value of plan assets at January 1	$51,218	$50,259	$35,362	$35,722	$38	$35	$112	$120
Actual return on plan assets	5,596	4,080	3,742	1,052	0	0	10	13
Employer contributions	—	—	557	728	746	397	1	0
Acquisitions/divestitures, net	—	—	40	(27)	—	—	—	(0)
Plan participants’ contributions	—	—	47	53	200	228	—	—
Benefits paid from trust	(3,184)	(3,121)	(1,987)	(1,995)	(551)	(623)	(6)	(7)
Foreign exchange impact	—	—	305	(537)	—	—	(8)	(15)
Amendments/curtailments/settlements/other	—	—	(8)	367 *	—	—	10	—
Fair value of plan assets at December 31	$53,630	$51,218	$38,058	$35,362	$433	$38	$119	$112
Funded status at December 31	$(3,180)	$(2,866)	$(11,261)	$(7,499)	$(4,849)	$(5,235)	$(900)	$(789)
Accumulated benefit obligation**	$56,810	$54,085	$48,369	$42,063	N/A	N/A	N/A	N/A

*            Includes the reinstatement of certain plan assets in Brazil due to a 2011 government ruling allowing certain previously restricted plan assets to be returned to IBM. Beginning June 2011, the assets will be returned to IBM monthly over a three year period, with approximately $200 million returned during 2012. The remaining surplus in Brazil at December 31, 2012 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

**     Represents the benefit obligation assuming no future participant compensation increases.

N/A—Not applicable

Net funded status

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2012	2011	2012	2011	2012	2011	2012	2011
Prepaid pension assets	$0	$0	$944	$2,843	$0	$0	$0	$0
Current liabilities—compensation and benefits	(102)	(96)	(356)	(304)	(239)	(437)	(20)	(22)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(3,078)	(2,770)	(11,849)	(10,038)	(4,610)	(4,798)	(880)	(768)
Funded status—net	$(3,180)	$(2,866)	$(11,261)	$(7,499)	$(4,849)	$(5,235)	$(900)	$(789)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in other comprehensive income/(loss) and the changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in accumulated other comprehensive income/(loss)

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2012	2011	2012	2011	2012	2011	2012	2011
Net loss at January 1	$18,561	$15,865	$18,309	$17,580	$734	$492	$211	$180
Current period loss/(gain)	2,258	3,514	4,905	1,696	104	241	75	45
Curtailments and settlements	—	—	2	(11)	—	—	—	—
Amortization of net loss included in net periodic (income)/cost	(1,331)	(818)	(1,027)	(957)	(32)	—	(17)	(13)
Net loss at December 31	$19,488	$18,561	$22,188	$18,309	$806	$734	$269	$211
Prior service costs/(credits) at January 1	$139	$149	$(768)	$(958)	$—	$—	$(10)	$(14)
Current period prior service costs/(credits)	—	—	—	28	—	—	(0)	(0)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)	154	162	—	—	4	4
Prior service costs/(credits) at December 31	$130	$139	$(614)	$(768)	$—	$—	$(6)	$(10)
Transition (assets)/liabilities at January 1	$—	$—	$(0)	$(0)	$—	$—	$0	$1
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	(0)	(0)
Transition (assets)/liabilities at December 31	$—	$—	$(0)	$(0)	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)*	$19,618	$18,701	$21,574	$17,541	$806	$734	$263	$202

*            See note L, “Equity Activity,” on pages 107 to 110 for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost and recorded in the Consolidated Statement of Earnings in 2013

($ in millions)

	Defined Benefit Pension Plans		Nonpension Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,804	$1,693	$33	$26
Prior service costs/(credits)	9	(132)	—	(4)
Transition (assets)/liabilities	0	(0)	—	0

Defined benefit pension plans' major asset categories and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2012. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$15,161	$1	$—	$15,163	$6,395	$—	$—	$6,395
Equity commingled/mutual funds(b)(c)	96	2,556	—	2,652	138	7,641	—	7,779
Fixed income
Government and related(d)	—	12,945	6	12,951	—	8,978	76	9,054
Corporate bonds (e)	—	8,499	11	8,510	—	1,878	5	1,883
Mortgage and asset-backed securities	—	922	45	968	—	9	—	9
Fixed income commingled/mutual funds(b)(f)	155	804	267	1,226	78	8,018	—	8,096
Insurance contracts	—	—	—	—	—	1,019	—	1,019
Cash and short-term investments(g)	244	3,198	—	3,442	134	373	—	507
Hedge funds	—	1,402	756	2,159	—	646	—	646
Private equity(h)	—	—	4,085	4,085	—	—	353	353
Private real estate(h)	—	—	2,861	2,861	—	—	609	609
Derivatives(i)	(6)	62	—	56	0	856	—	857
Other commingled/mutual funds(b)(j)	—	—	—	—	12	907	—	919
Subtotal	15,650	30,390	8,032	54,072	6,757	30,325	1,042	38,124
Other(k)	—	—	—	(442)	—	—	—	(66)
Fair value of plan assets	$15,650	$30,390	$8,032	$53,630	$6,757	$30,325	$1,042	$38,058

(a)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $113 million, representing 0.2 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $40 million, representing 0.1 percent of the non-U.S. Plans assets.

(b)	Commingled funds represent pooled institutional investments.
(c)	Invests in predominantly equity securities.
(d)	Includes debt issued by national, state and local governments and agencies.
(e)

The U.S. Plan includes IBM corporate bonds of $6 million, representing 0.01 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $2 million representing 0.004 percent of the non-U.S. Plan assets.

(f)	Invests in predominantly fixed income securities.
(g)	Includes cash and cash equivalents and short-term marketable securities.
(h)	Includes limited partnerships and venture capital partnerships.
(i)	Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
(j)	Invests in both equity and fixed income securities.
(k)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2011. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$13,618	$11	$—	$13,629	$6,426	$—	$—	$6,427
Equity commingled/mutual funds(b)(c)	32	1,877	—	1,909	240	7,751	—	7,991
Fixed income
Government and related(d)	—	15,105	29	15,134	—	8,479	96	8,575
Corporate bonds (e)	—	7,387	12	7,398	—	1,409	39	1,447
Mortgage and asset-backed securities	—	838	45	883	—	36	—	36
Fixed income commingled/mutual funds(b)(f)	262	715	246	1,223	72	7,136	—	7,209
Insurance contracts	—	—	—	—	—	988	—	988
Cash and short-term investments(g)	286	2,390	—	2,675	145	361	—	506
Hedge funds	—	1,140	713	1,853	—	417	—	417
Private equity(h)	0	—	4,098	4,098	—	—	262	262
Private real estate(h)	—	—	2,790	2,790	—	—	580	580
Derivatives(i)	10	(15)	—	(6)	(2)	866	—	864
Other commingled/mutual funds(b)(j)	—	—	—	—	9	114	—	123
Subtotal	14,207	29,446	7,932	51,586	6,890	27,557	977	35,425
Other(k)	—	—	—	(368)	—	—	—	(62)
Fair value of plan assets	$14,207	$29,446	$7,932	$51,218	$6,890	$27,557	$977	$35,362

(a)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $132 million, representing 0.3 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $35 million, representing 0.1 percent of the non-U.S. Plans assets.

(b)	Commingled funds represent pooled institutional investments.
(c)	Invests in predominantly equity securities.
(d)	Includes debt issued by national, state and local governments and agencies.
(e)	The U.S. Plan includes IBM corporate bonds of $13 million, representing 0.03 percent of the U.S. Plan assets.
(f)	Invests in predominantly fixed income securities.
(g)	Includes cash and cash equivalents and short-term marketable securities.
(h)	Includes limited partnerships and venture capital partnerships.
(i)	Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
(j)	Invests in both equity and fixed income securities.
(k)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2012		2011
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$99,184	$83,799	$83,777	$70,570
Plans with ABO in excess of plan assets	98,263	83,677	83,184	70,512
Plans with assets in excess of PBO	6,944	7,889	13,169	16,011

U.S. Plan(s)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2012	$29	$12	$45	$246	$713	$4,098	$2,790	$7,932
Return on assets held at end of year	0	0	1	21	56	855	202	1,135
Return on assets sold during the year	0	2	1	—	14	(334)	(41)	(359)
Purchases, sales and settlements, net	(1)	(2)	(9)	—	(26)	(533)	(90)	(660)
Transfers, net	(22)	(1)	8	—	—	—	—	(15)
Balance at December 31, 2012	$6	$11	$45	$267	$756	$4,085	$2,861	$8,032

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2011	$—	$—	$56	$221	$624	$4,251	$2,634	$7,786
Return on assets held at end of year	(0)	0	(1)	25	(35)	348	131	468
Return on assets sold during the year	0	(0)	(0)	—	5	(30)	39	14
Purchases, sales and settlements, net	12	5	(16)	—	(7)	(471)	(14)	(492)
Transfers, net	17	7	6	—	127 *	—	—	157
Balance at December 31, 2011	$29	$12	$45	$246	$713	$4,098	$2,790	$7,932

* Due to an increase in the redemption term during 2011, the asset was transferred from Level 2 to Level 3.

Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2012	$96	$39	$262	$580	$977
Return on assets held at end of year	3	(1)	9	(5)	6
Return on assets sold during the year	3	1	9	0	14
Purchases, sales and settlements, net	(26)	(29)	62	14	21
Transfers, net	(2)	(5)	(0)	(3)	(10)
Foreign exchange impact	1	(0)	11	23	34
Balance at December 31, 2012	$76	$5	$353	$609	$1,042

($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2011	$—	$11	$176	$533	$720
Return on assets held at end of year	3	2	30	11	46
Return on assets sold during the year	(0)	(0)	(2)	(3)	(5)
Purchases, sales and settlements, net	100	28	65	44	237
Transfers, net	—	—	(0)	0	0
Foreign exchange impact	(7)	(2)	(7)	(6)	(22)
Balance at December 31, 2011	$96	$39	$262	$580	$977

Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$—	$443	$505	$508
Interest cost	2,196	2,456	2,601	1,779	1,843	1,841
Expected return on plan assets	(4,043)	(4,043)	(4,017)	(2,303)	(2,521)	(2,461)
Amortization of transition assets	—	—	—	(0)	(0)	(0)
Amortization of prior service costs/(credits)	10	10	10	(154)	(162)	(174)
Recognized actuarial losses	1,331	818	471	1,027	957	712
Curtailments and settlements	—	—	1	0	1	27
Multi-employer plans/other costs*	—	—	—	247	111	89
Total net periodic (income)/cost	$(507)	$(759)	$(935)	$1,040	$734	$541

Assumptions used to measure the net periodic (income)/cost and benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	4.20%	5.00%	5.60%	4.28%	4.33%	4.84%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%	6.26%	6.41%	6.56%
Rate of compensation increase*	N/A	N/A	N/A	2.43%	2.37%	2.92%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.60%	4.20%	5.00%	3.23%	4.28%	4.33%
Rate of compensation increase*	N/A	N/A	N/A	2.51%	2.43%	2.37%

*  Rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants.

N/A—Not applicable

Total expected benefit payments

($ in millions)

					Total
	Qualified	Nonqualified	Qualified	Nonqualified	Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2013	$3,303	$104	$1,993	$378	$5,778
2014	3,342	106	2,040	373	5,861
2015	3,407	108	2,011	382	5,908
2016	3,438	112	2,049	389	5,988
2017	3,418	113	2,073	400	6,004
2018–2022	17,436	597	11,071	2,252	31,356

Nonpension Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2012	2011	2010	2012	2011	2010
Service cost	$36	$33	$33	$14	$11	$9
Interest cost	200	236	262	64	67	59
Expected return on plan assets	—	—	—	(9)	(10)	(9)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	—	—	(14)	(4)	(4)	(5)
Recognized actuarial losses	32	—	—	17	13	12
Curtailments and settlements	—	—	—	0	—	—
Total net periodic cost	$268	$269	$281	$82	$76	$66

*               The 2012 Non-U.S. plans amount includes $162 million related to the IBM UK pension litigation. See page 125 for additional information.

Assumptions used to measure the net periodic (income)/cost and benefit obligations

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.90%	4.80%	5.40%	7.37%	7.75%	7.92%
Expected long-term returns on plan assets	N/A	N/A	N/A	9.01%	9.07%	9.16%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.30%	3.90%	4.80%	6.43%	7.37%	7.75%

N/A—Not applicable

Total expected benefit payments

($ in millions)

		Less: IBM
		Share of				Total
		Expected	Net Expected	Qualified	Nonqualified	Expected
	U.S. Plan	Medicare	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Subsidy	Payments	Payments	Payments	Payments
2013	$462	$(24)	$438	$8	$34	$480
2014	447	(26)	421	8	38	467
2015	446	(26)	420	8	41	470
2016	437	(25)	412	9	44	465
2017	429	(24)	405	10	48	463
2018–2022	1,979	(21)	1,958	55	305	2,318